Amount Due From/To Related Parties (Details) - Schedule of Statement of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Statement of Comprehensive Income [Abstract]
Interest on convertible loans		$ (322,748)
Interest on working capital loans		(88,757)
Revenues from Du and Mobily	538,509	660,506
Fees paid to Du and Mobily (cost of revenue)	$ (125,788)	$ (165,153)